Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Intangible assets, net:
Gross Intangible	$ 1,347.9	$ 1,279.4	$ 1,158.8
Accumulated Amortization	448.6	360.2	242.8
Net Intangible	899.3	919.2	916.0
Customer relationships
Intangible assets, net:
Gross Intangible	1,344.1	1,276.8	1,157.1
Accumulated Amortization	446.7	358.8	242.5
Net Intangible	897.4	918.0	914.6
Other intangible assets
Intangible assets, net:
Gross Intangible	3.8	2.6	1.7
Accumulated Amortization	1.9	1.4	0.3
Net Intangible	$ 1.9	$ 1.2	$ 1.4